Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Fair values of financial instruments [Abstract]
Carrying Value and Estimated Fair Value of Cash and Financial Instruments
The carrying value and estimated fair value of the Company’s cash and financial instruments were as follows:

		As at December 31, 2019		As at December 31, 2018
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	1	59.1	59.1	27.9	27.9
Restricted cash	1	69.4	69.4	63.4	63.4
Marketable securities – non-current	1	-	-	31.0	31.0
Marketable securities – current	1	-	-	4.2	4.2
Trade receivables	1	40.2	40.2	25.1	25.1
Tax retentions receivable	1	11.6	11.6	11.6	11.6
Other current assets (excluding deferred costs)	1	22.7	22.7	17.3	17.3
Due from related parties	1	8.6	8.6	-	-
Forward contracts (see note 18)	2	27.9	27.9	50.3	50.3

Liabilities
Long-term debt	2	1,624.0	1,709.8	1,113.6	1,174.6
Trade payables	1	14.1	14.1	9.6	9.6
Accruals and other current liabilities	1	99.6	99.6	71.0	71.0
Forward contracts (see note 18)	2	92.2	92.2	85.4	85.4
Guarantees issued to equity method investments (see note 3)	3	5.9	5.9	-	-